PRUDENTIAL’S GIBRALTAR FUND, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 19, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Prudential’s Gibraltar Fund, Inc.

Registration Numbers: 002-32685 and 811-01660

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 29, 2011.

     If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain
                                   Jonathan D. Shain
                                   Assistant Secretary